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March 20, 2018	Jacob C. Tiedt
Associate
+1 312 609 7697
jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Build America Bond Fund (the “Registrant”)

File No. 811-22391

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the merger of Nuveen Build America Bond Opportunity Fund with and into a wholly-owned subsidiary of the Registrant.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly,

/s/ Jacob C. Tiedt

Jacob C. Tiedt

ASG/Enclosures

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